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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-21460


                   	   Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

         Pioneer AMT-Free Municipal Fund
         Schedule of Investments  9/30/10 (unaudited)

Shares                                                                   Value

          COMMON STOCK - 0.2 %
          Transportation - 0.2%
 209,297  Delta Air Lines, Inc. *                                   $ 2,436,217
          TOTAL COMMON STOCK
          (Cost  $4,839,444)                                        $ 2,436,217
          MUNICIPAL BONDS - 97.1 %
          Alabama - 0.8 %
5,000,000 Alabama Drinking Water Fin. Auth., 4.0%, 8/15/28          $ 4,826,150
2,000,000 Birmingham Waterworks & Sewer Auth., 4.375%, 1/1/32         1,976,700
1,500,000 Sylacauga Health Care Auth., 6.0%, 8/1/35                   1,316,400
                                                                    $ 8,119,250
          Arkansas - 0.0 %
 250,000  Arkansas Dev. Fin. Auth., 4.0%, 12/1/11                   $   259,413
                                                                    $   259,413
          Arizona - 4.8 %
5,565,000 Arizona Board Regents Certificates Partners, 4.0%, 6/1/31 $ 5,367,220
7,145,000 Arizona Health Facs. Auth. Rev., 5.5%, 1/1/38               7,519,184
1,000,000 Maricopa County Arizona, 5.0%, 6/1/35                       1,033,240
6,080,000 Maricopa County Arizona High School Dist., 3.5%, 7/1/25     6,082,918
10,000,000Phoenix Civic Impt. Corp, FRN, 7/1/43                       9,437,000
4,000,000 Phoenix Civic Impt. Corp. Dist. Rev., 0.0%, 7/1/25          4,029,280
8,005,000 Phoenix Civic Impt. Corp. Dist. Rev., 0.0%, 7/1/26          8,032,617
 530,000  Pima County Indl. Dev. Auth., 6.375%, 7/1/31                  530,594
 964,000  Pima County Indl.  Dev. Auth., 6.75%, 7/1/31                  966,979
3,470,000 Pima County Indl. Dev. Auth., 5.0%, 7/1/20                  3,934,876
                                                                    $46,933,908
          California - 18.6 %
4,000,000 Alameda Corridor Transportation Auth., 4.75%, 10/1/25     $ 4,021,360
3,500,000 Alameda County ReDev. Agency, 4.375%, 8/1/30                3,121,160
5,000,000 Anaheim Public Fing. Auth., 4.25%, 9/1/35                   4,448,650
2,000,000 Calf. Health Facs. Fing. Auth., 5.0%, 3/1/33                1,976,020
2,000,000 Calf. Health Facs., 5.625%, 7/1/32                          2,077,820
4,000,000 Calf. Muni. Fin. Asset, 5.25%, 2/1/37                       3,823,960
1,470,000 Calf. Muni. Fin. Auth., 5.875%, 10/1/34                     1,559,082
20,000,000Calf. Statewide Communities Dev. Auth., 4.25%, 8/1/33      18,122,000
10,000,000Calf. Statewide Communities Dev. Auth., 5.75%, 7/1/47      10,478,200
4,875,000 Calf. Statewide Communities Dev. Auth., 5.0%, 5/15/30       4,893,671
5,125,000 Calf. Statewide Communities Dev. Auth., 5.0%, 5/15/38       5,034,288
20,955,000Calf. Statewide Communities Dev. Auth., 5.0%, 8/15/47      17,943,347
4,000,000 Calf. Statewide Communities Dev. Auth., 5.75%, 8/15/38      4,111,800
10,000,000Calf. Statewide Cmnty., 5.25%, 11/15/48                    10,096,900
15,840,000Foothill/Eastern Corridor, 0.0%, 1/1/26                     9,471,686
2,375,000 Foothill-Eastern Transportation, 0.0%, 1/1/18               2,039,626
1,000,000 Franklin-McKinley School Dist., 6.0%, 7/1/16                1,216,920
2,100,000 Fresno Joint Powers Fing. Auth. Lease Rev., 4.75%, 9/1/28   2,101,260
15,000,000Golden State Tobacco Security Corp. of Calf., 5.125%, 6/1/ 10,204,200 2,500,000 Inglewood Calf. ReDev. Agency Tax Allocation, 4.75%, 5/1/3 2,057,800
2,500,000 Los Angeles University School Dist., 4.25%, 1/1/28          2,484,750
3,000,000 Long Beach Calf. Fin. Auth., 5.5%, 11/15/37                 3,085,620
3,000,000 Los Angeles County Calf. Certs. of Partn., 4.75%, 3/1/23    3,000,390
3,000,000 Los Angeles County Sanitation Dist.s Fing. Auth. Rev., 4.5  2,886,660
1,175,000 Lucia Mar Unified School Dist., 0.0%, 8/1/20                  728,676
4,000,000 Madera Calf. Irrigation Dist. Water, 5.5%, 1/1/33           4,191,920
3,680,000 Madera County Public Records, 4.375%, 3/1/31                3,556,794
3,000,000 Modesto Calf. Wastewater Rev., 4.25%, 11/1/36               2,812,740
1,785,000 Oakland Unified School Dist., 4.375%, 8/1/31                1,745,480
1,600,000 Oxnard Union High School Dist., 4.375%, 8/1/33              1,539,712
7,000,000 Pittsburg Calf. ReDev. Agency, 6.5%, 9/1/28                 7,938,700
3,815,000 Pittsburg Calf. ReDev. Agency, 4.25%, 9/1/34                3,043,302
2,180,000 Pomona Unified School Dist., 6.55%, 8/1/29                  2,711,571
2,095,000 Redding Calf. ReDev., 4.5%, 9/1/26                          1,905,696
1,500,000 Redding Calf. ReDev., 5.0%, 9/1/36                          1,395,030
3,000,000 Rialto Calf. ReDev. Agency Tax Allocation, 6.25%, 9/1/37    3,105,570
2,500,000 San Francisco City & Cty. Airports Commission, 4.5%, 5/1/3  2,522,050
10,865,000San Jose ReDev. Agency Tax, 4.9%, 8/1/33                   10,587,399
1,500,000 Santa Cruz County ReDev. Agency Tax Allocation, 6.625%, 9/  1,696,665
1,505,000 Santa Maria Joint Union High School Dist., 0.0%, 8/1/27       573,917
3,600,000 Saugus Union School Dist., 0.0%, 8/1/23                     1,847,088
                                                                    $182,159,480
          Colorado - 3.2 %
2,750,000 Colorado Health Facs. Rev., 5.25%, 11/15/35               $ 2,816,303
  10,000  Colorado Housing Fin. Auth., Series B-3, 6.55%, 5/1/25         10,095
6,555,000 Colorado Springs Colorado Hosp. Rev., 6.375%, 12/15/30      6,613,798
12,500,000Public Auth. for Colorado Energy, 6.5%, 11/15/38           14,970,500
1,250,000 Regional Transportation Dist., 6.0%, 1/15/34                1,329,813
2,000,000 Regional Transportation Dist., 6.5%, 1/15/30                2,223,300
2,500,000 Regional Transportation Dist., 6.0%, 1/15/26                2,695,500
1,000,000 Regional Transportation Dist., 6.0%, 1/15/41                1,059,110
                                                                    $31,718,419
          Connecticut - 0.4 %
1,000,000 Connecticut State Health & Ed., 5.5%, 7/1/17              $ 1,019,580
2,470,000 Mohegan Tribe of Indians Conn., 6.25%, 1/1/31 144A          2,055,756
1,500,000 Mohegan Tribe of Indians Conn., 5.25%, 1/1/33               1,101,270
                                                                    $ 4,176,606
          Dist. of Columbia - 1.7 %
10,000,000Dist. of Columbia Tobacco Settlement Fing. Corp., 6.75%, 5$ 9,946,900
8,000,000 Dist. of Columbia, 4.25%, 6/1/37                            7,307,920
                                                                    $17,254,820
          Florida - 5.9 %
1,000,000 Citizens Property Insurance Co., 5.0%, 6/1/16             $ 1,068,680
 520,000  Madison County, 6.0%, 7/1/25                                  476,050
5,000,000 County of Miami-Dade, 5.5%, 10/1/41                         5,260,900
1,000,000 Dade County Fl. General, 7.7%, 10/1/12                      1,129,270
8,000,000 Escambia County Fl. Health Facs., 5.25%, 11/15/32           8,229,040
3,000,000 Escambia County Health, 6.0%, 8/15/36                       3,082,980
1,000,000 Florida State Dept. Children & Families Certs., 5.0%, 10/1  1,043,550
 970,000  Highlands County Health, 5.0%, 11/15/24                     1,012,214
1,000,000 Hillsborough County Fl., 5.25%, 10/1/24                     1,020,560
5,435,000 Lee County Indl. Dev. Auth., 4.75%, 6/15/14                 5,436,467
2,000,000 Lee County Indl. Dev. Auth., 5.375%, 6/15/37                1,732,180
2,025,000 Miami Beach Health Facs. Auth., 5.375%, 11/15/28            1,879,828
 500,000  Miami Beach Fl. Health Facs. Auth., 6.7%, 11/15/19            512,660
2,605,000 Saint Johns County Indl., 5.875%, 8/1/40                    2,690,210
3,400,000 Saint Johns County Indl., 6.0%, 8/1/45                      3,506,658
7,500,000 Tallahassee Fl. HealthCare Association, 6.375%, 12/1/30     7,509,975
13,780,000Tampa-Hillsborough County, 4.0%, 7/1/34                    12,562,261
                                                                    $58,153,483
          Georgia - 1.3 %
5,750,000 Burke County Dev., 7.0%, 1/1/23                           $ 6,971,415
1,000,000 Houston County Georgia Hosp. Auth. Rev., 5.0%, 10/1/42        998,410
5,000,000 Main Street Natural Gas Inc., Georgia, 5.5%, 9/15/28        5,215,300
                                                                    $13,185,125
          Illinois - 4.3 %
4,000,000 Chicago O'Hare International Airport, 5.5%, 12/1/30       $ 3,206,160
4,580,000 Illinois Dev. Fin. Auth. Rev. 5.25%, 10/1/24                4,764,024
5,000,000 Illinois Fin. Auth., 6.5%, 4/1/39                           5,394,750
1,000,000 Illinois Fin. Auth., 5.25%, 5/1/40                          1,024,170
2,000,000 Illinois Fin. Auth., 6.0%, 8/15/25                          2,141,640
1,000,000 Illinois Fin. Auth., 6.125%, 5/15/27                        1,002,900
4,000,000 Illinois Fin. Auth., 5.5%, 8/15/30                          4,133,880
10,000,000Metropolitan Pier & Exposition Auth., 5.25%, 6/15/42       10,132,500
5,000,000 Metropolitan Pier & Exposition Auth., 7.0%, 7/1/26          6,883,650
20,000,000Metropolitan Pier & Exposition Auth., FRN, 6/15/39          3,820,600
                                                                    $42,504,274
          Indiana - 2.7 %
2,000,000 Indiana Bond Bank, 5.5%, 2/1/29                           $ 2,200,340
1,000,000 Indiana Fin. Auth., 5.125%, 3/1/30                          1,014,510
1,000,000 Indiana Fin. Auth., 5.375%, 3/1/34                          1,015,090
2,000,000 Indiana Fin. Auth., 6.0%, 12/1/26                           2,114,460
5,000,000 Indiana Health & Edl. Fac. Auth., 4.75%, 2/15/34            4,742,700
8,000,000 Indiana Health & Edl. Fac. Auth., 5.0%, 2/15/39             7,798,240
4,135,000 Indiana State Dev. Fin., 5.75%, 10/1/11                     4,207,156
1,180,000 Indianapolis Local Public Impt. Board Rev., 6.75%, 2/1/14   1,279,710
 500,000  Indianapolis Local Public Impt. Board Rev., 6.0%, 1/10/20     590,615
1,000,000 Lawrence Township Metro. School Dist. Rev., 6.75%, 7/5/13   1,087,140
                                                                    $26,049,961
          Kansas - 0.0 %
 300,000  Kansas Dev. Fin. Auth., 5.0%, 6/1/11                      $   309,282
                                                                    $   309,282
          Kentucky - 0.0 %
 435,000  Kentucky Econ. Dev. Fin., 6.625%, 10/1/28                 $   439,942
                                                                    $   439,942
          Louisiana - 2.5 %
10,000,000Louisiana Public Facs. Auth., 5.5%, 5/15/47               $10,034,000
5,000,000 Louisiana State Gas & Fuels Tax, 4.5%, 5/1/41               4,966,950
1,085,000 Louisiana Local Government Envir. Cmnty., 5.25%, 12/1/18    1,118,928
8,000,000 St John Baptist Parish Louisiana Rev., 5.125%, 6/1/37       8,020,000
                                                                    $24,139,878
          Mass. - 7.2 %
4,000,000 City of Pittsfield Mass., 5.0%, 3/1/19                    $ 4,733,920
1,680,000 Mass. Dev. Fin. Agency, 5.25%, 10/1/29                      1,709,518
3,320,000 Mass. Dev. Fin. Agency, 5.25%, 10/1/37                      3,337,364
1,100,000 Mass. Dev. Fin. Agency, 5.625%, 10/01/24                    1,128,270
2,635,000 Mass. Dev. Fin. Agency, 6.25%, 10/15/17                     2,676,053
1,600,000 Mass. Health & Edl. Facs. Auth. Rev., 5.45%, 11/15/23       1,595,296
1,550,000 Mass. Health & Edl. Facs. Auth. Rev., 5.25%, 7/15/18        1,550,357
1,000,000 Mass. Dev. Fin. Agency, 5.70%, 10/1/34                      1,013,900
2,335,000 Mass. Health & Edl. Facs. Auth. Rev., 5.375%, 7/1/35        2,330,026
4,750,000 Mass. Health & Edl. Facs. Auth. Rev., 6.625%, 7/1/32        4,807,618
1,000,000 Mass. Health & Edl. Facs. Auth. Rev., 6.75%, 7/1/16         1,047,020
2,000,000 Mass. Health & Edl. Facs. Auth., 6.5%, 7/1/21               2,034,760
2,500,000 Mass. Health & Edl. Facs., 5.5%, 7/1/40                     1,971,275
2,150,000 Mass. Health & Edl. Facs. Auth., 6.25% 7/1/22               2,194,290
1,145,000 Mass. Health & Edl. Facs. Auth., 6.25%, 10/1/31             1,164,889
4,500,000 Mass. Health & Edl. Facs. Auth., 4.625%, 8/15/28            3,907,125
3,750,000 Mass. Health & Edl. Facs. Auth., 5.25%, 7/1/38              3,565,913
2,000,000 Mass. State Health Agency, 5.25%, 7/1/38                    1,994,040
 500,000  Mass. Dev. Fin. Agency, 5.15%, 10/1/14                        564,993
 500,000  Mass. Dev. Fin. Agency, 5.50%, 1/1/35                         464,605
3,990,000 Mass. Dev. Fin. Agency, 5.75%, 1/1/42                       4,650,465
2,120,000 Mass. Health & Edl. Facs. Auth., 5.625%, 7/1/20             2,121,272
  40,000  Mass. Health & Edl. Facs. Auth., 6.0%, 7/1/18                  41,624
 200,000  Mass. State Health and Edl. Facs., 5.24%, 7/1/32              204,422
14,675,000Mass. State Housing Fin. Agency, 5.4%, 12/1/28             14,674,707
4,130,000 Mass. State Water Auth., 4.0%, 8/1/46                       4,043,477
1,000,000 Mass. Water Pollution Abatement, Rev., 3.5%, 8/1/26         1,012,100
                                                                    $70,539,299
          Maryland - 1.1 %
3,000,000 Frederick County Maryland, 5.625%, 9/1/38                 $ 2,848,320
2,000,000 Maryland Econ. Dev. Corp., 6.2%, 1/9/22                     2,361,980
1,000,000 Maryland Econ. Dev. 5.75%, 9/1/25                           1,027,950
2,000,000 Maryland Health, 5.75%, 7/1/38                              1,991,540
1,000,000 Maryland State Econ. Dev., 5.0%, 12/1/16                      862,430
 660,000  Maryland State Econ. Dev., 5.0%, 12/1/16                      572,062
1,000,000 Maryland State Econ. Dev., 5.0%, 12/1/31                      747,980
                                                                    $10,412,262
          Michigan - 1.7 %
3,000,000 Detroit Michigan Sewer Dist. 6.25%, 7/1/36                $ 3,355,410
1,500,000 John Tolfree Health System, 6.0%, 9/15/23                   1,303,155
1,490,000 Meridian Michigan Econ. Dev. Corp., 5.25%, 7/1/26           1,337,737
3,340,000 Michigan Public Edl. Facs. Auth. Rev., 5.875%, 6/1/37       2,899,320
2,000,000 Michigan State Hosp. Fin. Auth., 5.25%, 11/15/25            1,800,560
1,000,000 Michigan State Hosp. Fin. Auth., 5.5%, 11/15/35               875,800
5,000,000 Michigan State Hosp. Fin. Auth., 5.5%, 11/15/35             5,192,600
                                                                    $16,764,582
          Minnesota - 0.7 %
5,000,000 Becker Poll. Cont. Rev. Northern States Power "A" Conversi$ 5,462,300
1,000,000 City of Winsted, 6.5%, 9/1/34                                 967,010
                                                                    $ 6,429,310
          Missouri - 0.1 %
  80,000  Missouri State Envmtl. Impmt. & Energy Res., 5.125%, 1/1/2$    86,417
 420,000  Missouri State Envmtl. Impmt. & Energy Res., 5.125%, 1/1/2    462,857
                                                                    $   549,274
          Mississippi - 1.4 %
1,800,000 Columbus  Indl. Dev. Rev., 5.9%, 12/1/11                  $ 1,799,730
2,750,000 County of Warren, 5.8%, 5/1/34                              2,898,665
7,950,000 Lowndes Cty. Solid Waste Disposal & Poll. Contol Rev., 6.8  9,018,719
                                                                    $13,717,114
          Montana - 0.3 %
2,785,000 Forsyth Montana Poll. Control Rev., 5.0%, 3/1/31          $ 2,818,893
                                                                    $ 2,818,893
          North Carolina - 1.9 %
1,000,000 North Carolina Capital Facs. Fin. Agency Student Rev., 5.0$ 1,000,930
1,000,000 North Carolina Capital Facs. Fin. Agency Student Rev., 5.0    979,200
2,000,000 North Carolina Capital Facs. Fin., 4.5%, 10/1/26            1,650,920
12,000,000North Carolina Eastern Muni. Power, 6.0%, 1/1/22           14,732,160
 250,000  North Carolina Infrastructure Fin. Corp., 5.0%, 10/1/11       261,575
                                                                    $18,624,785
          New Hampshire - 1.3 %
3,750,000 New Hampshire Health & Ed. Facs., 5.0%, 10/1/17           $ 3,684,563
5,000,000 New Hampshire Health & Ed. Facs., 5.0%, 10/1/32             4,882,650
2,250,000 New Hampshire Health & Ed. Facs. Auth. Rev., 5.75%, 10/1/3  2,299,005
2,000,000 New Hampshire Health & Edl. Facs. Auth. Rev., 5.75%, 7/1/2  2,035,960
                                                                    $12,902,178
          New Jersey - 2.6 %
1,250,000 Camden County Import Auth., 5.75%, 2/15/34                $ 1,269,825
 475,000  New Jersey Econ. Dev. Auth., 5.3%, 11/1/26                    428,265
 450,000  New Jersey Econ. Dev. Auth., 5.375%, 11/1/36                  378,770
 610,000  New Jersey Econ. Dev. Auth., 5.75%, 1/1/25                    577,036
 700,000  New Jersey Health Care Facs., 5.125%, 7/1/14                  700,140
30,000,000New Jersey Transportation, 0.0%, 12/15/27                  13,808,700
2,115,000 New Jersey Health Care Facs. Fing. Auth., 5.25%, 7/1/30     1,981,438
3,500,000 New Jersey Health Care Facs. Fing. Auth., 7.25%, 7/1/27     2,937,480
4,500,000 Tobacco Settlement Fing. Corp., 5.0%, 6/1/41                3,104,460
                                                                    $25,186,114
          New Mexico - 0.1 %
1,000,000 Dona Ana County PILT Rev., 5.25%, 12/1/25                 $ 1,031,610
                                                                    $ 1,031,610
          Nevada - 0.5 %
5,000,000 Reno Nevada Hosp. Rev., 5.25%, 6/1/41                     $ 4,917,250
                                                                    $ 4,917,250
          New York - 2.5 %
2,500,000 Albany Individual Dev., 5.25%, 11/15/32                   $ 2,499,850
1,000,000 Albany Individual Dev., 6.0%, 7/1/19                          882,570
5,750,000 NY City Muni. Fin. Water & Sewer Sys. Rev., 4.25%, 6/15/39  5,747,815
5,515,000 New York State Dormitory Auth., 5.24%, 7/1/24               6,060,323
1,295,000 New York State Dormitory Auth. Rev., 7.5%, 5/15/11          1,349,986
5,250,000 New York State Dormitory Auth. Rev., 7.5%, 5/15/13          6,108,900
1,500,000 Port Auth. of NY & NJ, Ninety Third Series, 6.125%, 6/1/94  1,849,140
                                                                    $24,498,584
          Ohio - 2.7 %
6,000,000 Buckeye Ohio Tobacco Settlement, 6.5%, 6/1/47             $ 4,823,940
10,000,000Buckeye Tobacco Settlement Fin., 5.75%, 6/1/34              7,625,500
6,850,000 Buckeye Tobacco Settlement Fin., 5.125%, 6/1/24             5,860,312
1,500,000 Cuyahoga County Ohio Health, 6.0%, 5/15/37                  1,400,115
1,500,000 Cuyahoga County Ohio Health, 6.0%, 5/15/37                  1,407,360
5,000,000 Lake County Ohio Hosp. Muni., 6.0%, 8/15/43                 5,108,350
                                                                    $26,225,577
          Oklahoma - 1.7 %
5,590,000 McGee Creek Auth. Water Rev., 6.0%, 1/1/23                $ 6,330,228
9,055,000 Tulsa Airports Impt. Trust, 7.05%, 6/1/17                  10,713,876
                                                                    $17,044,104
          Oregon - 0.0 %
 185,000  Klamath Falls Inter-Cmnty. Hosp. Auth. Rev., 6.125%, 9/1/2$   180,340
                                                                    $   180,340
          Pennsylvania - 5.6 %
3,000,000 Allegheny County Hosp. Dev. Auth., 5.375%, 11/15/40       $ 2,273,640
3,370,000 Allentown Area Hosp. Auth., 6.0%, 11/15/16                  3,295,624
1,000,000 Columbia County Hosp. Auth., 5.8%, 6/1/19                     982,570
10,000,000Lehigh County  Indl. Dev. Auth. Poll. Cont., 4.75%, 2/15/2 10,145,400
1,000,000 Montgomery County Indl., 5.0%, 12/1/24                      1,017,200
1,000,000 Montgomery County Indl., 5.0%, 12/1/30                      1,002,870
5,000,000 Northampton County Gen. Purpose Auth. Rev., 5.5%, 8/15/40   5,095,600
11,500,000Pennsylvania State Higher Ed., FRN 0.82, 7/1/39             7,084,920
1,000,000 Pennsylvania Higher Edl., 6.0%, 7/1/43                      1,038,780
1,000,000 Pennsylvania Higher Edl. Facs. Auth., 5.0%, 7/1/42            978,120
6,000,000 Philadelphia Hosp., 4.5%, 7/1/37                            6,023,940
12,900,000Philadelphia Hosp., 5.0%, 7/1/34                           11,440,481
1,000,000 Pittsburgh & Allegheny County 5.0%, 2/1/30                  1,045,800
  65,000  Sayre Health Care Facs. Auth., 5.75%, 12/1/21                  66,873
3,000,000 Southeastern Transportation Auth. Penn., 4.75%, 3/1/29      3,017,220
                                                                    $54,509,038
          Puerto Rico - 1.2 %
1,500,000 Puerto Rico Highway, 4.95%, 7/1/26                        $ 1,614,675
  75,000  Puerto Rico Public Bldgs. Auth. Rev., 5.25%, 7/1/33            86,951
 925,000  Puerto Rico Public Bldgs. Auth. Rev., 5.25%, 7/1/33           937,164
14,625,000Puerto Rico Sales Tax Fing., 0.0%, 8/1/40                   2,572,684
5,000,000 Puerto Rico Sales Tax Fing., 5.25%, 8/1/57                  5,232,950
20,000,000Puerto Rico Sales Tax Fing., 0.0%, 11/15/27                 1,333,400
                                                                    $11,777,824
          Rhode Island - 0.5 %
  65,000  Rhode Island State Health & Edl. Bldg. Corp., 6.37%, 8/15/$    67,615
5,200,000 Tobacco Settlement Fing. Corp., 6.25%, 6/1/42               5,171,036
                                                                    $ 5,238,651
          South Dakota - 0.0 %
  65,000  South Dakota Conservancy Dist. Rev., 5.625%, 8/1/17       $    65,262
                                                                    $    65,262
          Tennessee - 0.7 %
1,000,000 Johnson City Tennessee Health & Ed.; 5.5%, 7/1/36         $ 1,008,240
1,000,000 Knox County Health Fac., 6.375%, 4/15/22                    1,078,490
4,000,000 Knox County Health Fac., 6.5%, 4/15/31                      4,277,040
                                                                    $ 6,363,770
          Texas - 5.8 %
1,500,000 Anna Ind. School Dist. 5%, 8/15/50                        $ 1,594,860
1,500,000 County of Harris Texas, 5.0%, 10/1/24                       1,759,995
2,695,000 Crowley Texas Ind. School Dist., 3.5%, 8/1/36               2,533,004
14,000,000Dallas County Utility & Reclamation, 5.375%, 2/15/29       14,398,160
13,885,000Dallas-Fort Worth Texas Intl. Airport, 6.0%, 11/1/14       13,450,261
2,000,000 Greater Greenspoint ReDev. Auth., 4.875%, 9/1/28            2,004,940
  20,000  Lower Colorado River Auth., 5.25%, 5/15/21                     22,100
3,000,000 Richardson Texas Hosp. Auth., 6.0%, 12/1/34                 3,009,990
1,000,000 Seguin Texas Higher Ed. Facs., 5.0%, 9/1/23                 1,016,310
10,410,000Texas Private Activities, 7.0%, 6/30/40                    11,369,594
2,550,000 Texas State Public Fin. Auth., FRN 9.67% , 9/30/11          2,621,655
3,255,000 Texas State Public Fin. Auth., 6.2%, 2/15/40                3,371,692
 350,000  University of Texas, 5.25%, 8/15/13                           395,031
  20,000  Whitehouse Texas Ind. School Dist., 4.8%, 2/15/12              20,069
                                                                    $57,567,661
          Utah - 0.1 %
 500,000  Utah State Charter Schools, 5.75%, 7/15/20                $   505,920
                                                                    $   505,920
          Virginia - 3.5 %
10,000,000Chesapeake Bay Bridge & Tunnel Common Rev., 5.5%, 7/1/25  $10,645,800
1,500,000 Prince William County Indl. Dev. Auth. Hosp. Rev., 5.2%, 1  1,514,655
3,925,000 Prince William County Indl. Dev. Auth. Hosp. Rev., 5.35%,   3,897,761
13,990,000Tobacco Settlement Fing. Corp., 5.0%, 6/1/47                9,488,158
 500,000  Virginia Commonwealth Trans. Board, 5.0%, 5/15/12             536,900
7,500,000                                                             8,698,275
                                                                    $34,781,549
          Virgin Islands - 0.4 %
2,000,000 Virgin Islands Public Fin. Auth., 5.0%, 10/1/25           $ 2,060,320
1,500,000 Virgin Islands Public Fin. Auth., 5.0%, 10/1/29             1,534,380
                                                                    $ 3,594,700
          Vermont - 0.1 %
1,295,000 Vermont Edl. & Health Buildings, 5.0%, 7/1/24             $ 1,236,596
                                                                    $ 1,236,596
          Washington - 6.0 %
5,755,000 Centralia Wash. Electric Rev., 4.25%, 12/1/26             $ 5,854,734
10,000,000FYI Properties, 5.5%, 6/1/39                               10,722,500
10,850,000King County Wash. Housing Auth., 5.5%, 5/1/38              11,450,222
4,000,000 King County Wash. Public Hosp., 5.25%, 12/1/37              4,229,720
2,906,000 Seattle Wash. Housing Auth., 6.6%, 8/20/38                  2,979,202
10,500,000Tobacco Settlement Auth. Wash., 6.625%, 6/1/32             10,607,100
6,290,000 Vancouver Wash. Housing Auth., 5.65%, 3/1/31                5,374,176
2,500,000 Washington State Housing, 5.25%, 1/1/17                     2,222,400
5,000,000 Washington State Health Care Facs., 5.25%, 10/1/33          5,370,900
                                                                    $58,810,954
          Wisconsin - 1.2 %
1,430,000 Adams-Friendship School Dist., 6.5%, 4/1/16               $ 1,751,035
2,000,000 Wisconsin Health & Ed., 5.625%, 4/15/39                     2,096,980
3,000,000 Wisconsin Health & Edl. Facs. Auth., 5.125%, 8/15/35        3,012,510
4,685,000 Wisconsin Health & Edl. Facs. Auth., 5.6%, 2/15/29          4,687,296
                                                                    $11,547,821
          TOTAL MUNICIPAL BONDS
          (Cost  $926,463,552)                                      $953,244,863
          TOTAL INVESTMENT IN SECURITIES - 97.6 %
          (Cost  $926,463,552)                                      $955,681,080
          OTHER ASSETS AND LIABILITIES - 2.4 %                      $23,282,601
          TOTAL NET ASSETS -100.0 %                                 $978,963,681

NR        Not rated by either S&P or Moody's.

WR        Withdrawn Rating.

FRN       Floating Rate Note

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933.
	   Such securities may be resold normally to qualified institutional buyer in a transaction exempt from registration. At September 30, 2010, the value of these securities amounted to $2,055,756 or 0.21% of total net assets.

(a) At September 30, 2010, the net unrealized loss on investments based on cost for federal income tax purposes of $923,838,140 was as follows:

Aggregate gross unrealized loss for all investments in which there is an
         excess of value over tax cost                              74,937,201

Aggregate gross unrealized loss for all investments in which there is an
        excess of tax cost over value                              -43,094,261

          Net unrealized gain                                       31,842,940


          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund's assets:

                              Level 1    Level 2     Level 3     Total
Common Stocks              $2,436,217     $0          $0      $2,436,217
Municipal Bonds                 0       953,244,863           953,244,863
Total                      $2,436,217  $953,244,863  $0      $955,681,080


	Pioneer Growth Opportunities Fund
	Schedule of Investments  9/30/10


 Shares                                                        Value

              COMMON STOCKS - 96.4 %
              Energy - 3.9 %
              Oil & Gas Equipment & Services - 2.5 %
495,500       Exterran Holdings, Inc. * (b)                 $11,252,805
377,886       Newpark Resources, Inc. *                       3,174,242
                                                            $14,427,047
              Oil & Gas Exploration & Production - 1.4 %
170,559       Carrizo Oil & Gas, Inc * (b)                  $ 4,083,182
 45,900       Whiting Petroleum Corp. *                       4,383,909
                                                            $ 8,467,091
              Total Energy                                  $22,894,138
              Materials - 2.7 %
              Diversified Metals & Mining - 1.5 %
636,700       Globe Specialty Metals, Inc. *                $ 8,939,268
              Fertilizers & Agricultural Chemicals - 1.2 %
 71,700       CF Industries Holdings, Inc.                  $ 6,847,350
              Total Materials                               $15,786,618
              Capital Goods - 10.8 %
              Aerospace & Defense - 5.3 %
177,200       DigitalGlobe, Inc. *                          $ 5,386,880
353,500       Hexcel Corp. * (b)                              6,288,765
705,800       Orbital Sciences Corp. *                       10,798,740
139,428       TransDigm Group, Inc. *                         8,651,507
                                                            $31,125,892
              Construction & Engineering - 2.0 %
237,400       KBR, Inc.                                     $ 5,849,536
363,831       MYR Group, Inc. * (b)                           5,963,190
                                                            $11,812,726
              Electrical Component & Equipment - 1.1 %
220,800       Polypore International, Inc. * (b)            $ 6,659,328
              Industrial Machinery - 1.4 %
259,300       Altra Holdings, Inc. *                        $ 3,819,489
131,200       Kennametal, Inc.                                4,058,016
                                                            $ 7,877,505
              Trading Companies & Distributors - 1.0 %
346,200       Titan Machinery, Inc. * (b)                   $ 5,643,060
              Total Capital Goods                           $63,118,511
              Commercial Services & Supplies - 3.8 %
              Diversified Support Services - 1.9 %
131,036       Copart, Inc. * (b)                            $ 4,320,257
313,600       Healthcare Services Group, Inc.                 7,146,944
                                                            $11,467,201
              Office Services & Supplies - 0.4 %
167,900       Sykes Enterprises, Inc. *                     $ 2,280,082
              Research & Consulting Services - 1.5 %
178,600       CoStar Group, Inc. * (b)                      $ 8,699,606
              Total Commercial Services & Supplies          $22,446,889
              Transportation - 2.6 %
              Air Freight & Couriers - 1.0 %
369,700       UTI Worldwide, Inc.                           $ 5,944,776
              Airlines - 0.6 %
 75,100       Allegiant Travel Co. (b)                      $ 3,178,232
              Marine Ports & Services - 1.0 %
354,000       Aegean Marine Petroleum Network, Inc. (b)     $ 5,890,560
              Total Transportation                          $15,013,568
              Consumer Durables & Apparel - 4.0 %
              Apparel, Accessories & Luxury Goods - 1.8 %
159,600       Carter's, Inc. *                              $ 4,202,268
121,000       The Warnaco Group, Inc. *                       6,186,730
                                                            $10,388,998
              Footwear - 0.5 %
102,700       Wolverine World Wide, Inc.                    $ 2,979,327
              Housewares & Specialties - 0.9 %
118,700       Tupperware Brands Corp.                       $ 5,431,712
              Leisure Products - 0.8 %
860,900       Leapfrog Enterprises, Inc. * (b)              $ 4,717,732
              Total Consumer Durables & Apparel             $23,517,769
              Consumer Services - 1.7 %
              Casinos & Gaming - 1.7 %
404,800       Scientific Games Corp. *                      $ 3,926,560
160,800       WMS Industries, Inc. *                          6,121,656
                                                            $10,048,216
              Total Consumer Services                       $10,048,216
              Media - 0.8 %
              Movies & Entertainment - 0.8 %
956,076       CKX, Inc. *                                   $ 4,684,772
              Total Media                                   $ 4,684,772
              Retailing - 4.0 %
              Apparel Retail - 1.5 %
133,500       Citi Trends, Inc. *                           $ 3,232,035
127,600       Gymboree Corp. * (b)                            5,300,504
                                                            $ 8,532,539
              Automotive Retail - 0.5 %
 68,500       Monro Muffler Brake, Inc. (b)                 $ 3,158,535
              General Merchandise Stores - 0.5 %
 70,500       Family Dollar Stores, Inc.                    $ 3,113,280
              Internet Retail - 1.5 %
880,700       Orbitz Worldwide, Inc. *                      $ 5,548,410
542,900       Vitacost.com, Inc. * (b)                        3,262,829
                                                            $ 8,811,239
              Total Retailing                               $23,615,593
              Food, Beverage & Tobacco - 3.1 %
              Packaged Foods & Meats - 2.5 %
591,700       Chiquita Brands International, Inc. * (b)     $ 7,834,108
217,600       Green Mountain Coffee Roasters, Inc. * (b)      6,786,944
                                                            $14,621,052
              Soft Drinks - 0.6 %
965,200       Heckmann Corp. *                              $ 3,764,280
              Total Food, Beverage & Tobacco                $18,385,332
              Health Care Equipment & Services - 16.7 %
              Health Care Distributors - 1.1 %
103,700       Henry Schein, Inc. *                          $ 6,074,746
              Health Care Equipment - 4.9 %
596,553       Abiomed, Inc. * (b)                           $ 6,329,427
186,306       ArthroCare Corp. * (b)                          5,063,797
521,744       DexCom, Inc. * (b)                              6,897,456
212,100       Insulet Corp. * (b)                             2,999,094
339,500       MAKO Surgical Corp. *                           3,252,410
 46,100       Masimo Corp. *                                  1,258,991
 42,000       NuVasive, Inc. *                                1,475,699
 82,600       Thoratec Corp. * (b)                            3,054,548
                                                            $30,331,422
              Health Care Services - 6.3 %
214,114       Air Methods Corp. *                           $ 8,902,860
166,400       Catalyst Health Solutions, Inc. *               5,858,944
 69,100       DaVita, Inc. *                                  4,769,973
105,300       HMS Holdings Corp. *                            6,206,382
191,739       IPC The Hospitalist Co., Inc. * (b)             5,238,309
245,150       Lincare Holdings, Inc. (b)                      6,150,814
                                                            $37,127,282
              Health Care Supplies - 3.6 %
360,800       AGA Medical Holdings, Inc. * (b)              $ 5,036,768
235,100       Alere, Inc. * (b)                               7,271,643
147,500       Haemonetics Corp. *                             8,633,175
                                                            $20,941,586
              Health Care Technology - 0.6 %
173,700       MedAssets, Inc. * (b)                         $ 3,654,648
              Total Health Care Equipment & Services        $98,129,684
              Pharmaceuticals & Biotechnology - 6.4 %
              Biotechnology - 4.0 %
 91,800       Alexion Pharmaceuticals, Inc. *               $ 5,908,248
288,000       BioMarin Pharmaceutical, Inc. * (b)             6,436,800
366,600       Cubist Pharmaceuticals, Inc. * (b)              8,574,774
148,900       Myriad Genetics, Inc. *                         2,443,449
                                                            $23,363,271
              Life Sciences Tools & Services - 0.9 %
222,600       Parexel International Corp. *                 $ 5,148,738
              Pharmaceuticals - 1.5 %
144,611       Ardea Biosciences, Inc. * (b)                 $ 3,326,053
942,910       Cardiome Pharma Corp. * (b)                     5,751,751
                                                            $ 9,077,804
              Total Pharmaceuticals & Biotechnology         $37,589,813
              Banks - 0.6 %
              Regional Banks - 0.6 %
185,733       Home Bancshares, Inc.                         $ 3,774,095
              Total Banks                                   $ 3,774,095
              Diversified Financials - 2.4 %
              Consumer Finance - 0.8 %
239,598       Ezcorp, Inc. *                                $ 4,801,544
              Investment Banking & Brokerage - 0.8 %
329,370       E*Trade Financial Corp. *                     $ 4,798,921
              Specialized Finance - 0.8 %
135,400       MSCI, Inc. *                                  $ 4,496,634
              Total Diversified Financials                  $14,097,099
              Insurance - 0.7 %
              Property & Casualty Insurance - 0.7 %
132,700       Axis Capital Holdings, Ltd.                   $ 4,371,138
              Total Insurance                               $ 4,371,138
              Real Estate - 0.9 %
              Real Estate Services - 0.9 %
175,300       Altisource Portfolio Solutions SA *           $ 5,344,897
              Total Real Estate                             $ 5,344,897
              Software & Services - 21.8 %
              Application Software - 10.8 %
412,933       Aspen Technology, Inc. *                      $ 4,282,115
245,300       Blackboard, Inc. * (b)                          8,840,612
301,000       Bottomline Technologies, Inc. *                 4,623,360
 80,452       Concur Technologies, Inc. * (b)                 3,977,547
156,200       Informatica Corp. *                             5,999,642
378,200       Nuance Communications, Inc. * (b)               5,915,048
434,275       Solarwinds, Inc. * (b)                          7,495,587
148,500       Solera Holdings, Inc.                           6,557,760
128,533       The Ultimate Software Group, Inc. * (b)         4,966,515
205,749       TIBCO Software, Inc. *                          3,649,987
786,281       TiVo, Inc. *                                    7,123,706
                                                            $63,431,879
              Internet Software & Services - 5.5 %
227,700       Archipelago Learning, Inc. *                  $ 2,725,569
164,302       Art Technology Group, Inc. *                      678,567
264,222       Dealertrack Holdings, Inc. *                    4,512,912
413,700       Dice Holdings, Inc *                            3,508,176
138,500       LogMeIn, Inc. * (b)                             4,983,230
128,326       SPS Commerce, Inc *                             1,645,139
256,800       VistaPrint NV. * (b)                            9,925,320
244,004       Vocus, Inc. *                                   4,509,194
                                                            $32,488,107
              It Consulting & Other Services - 3.3 %
210,600       Gartner Group, Inc. *                         $ 6,200,064
542,800       Sapient Corp. (b)                               6,497,316
652,300       Virtusa Corp. *                                 6,320,787
                                                            $19,018,167
              Systems Software - 2.2 %
502,804       DemandTec, Inc. * (b)                         $ 4,731,386
125,000       Fortinet, Inc. * (b)                            3,125,000
287,800       Radiation Systems, Inc. *                       4,921,380
                                                            $12,777,766
              Total Software & Services                     $127,715,919
              Technology Hardware & Equipment - 3.3 %
              Communications Equipment - 1.6 %
329,147       Finisar Corp. * (b)                           $ 6,184,672
117,800       Polycom, Inc. *                                 3,213,584
                                                            $ 9,398,256
              Electronic Equipment & Instruments - 1.2 %
269,400       Flir Systems, Inc. * (b)                      $ 6,923,580
              Electronic Manufacturing Services - 0.5 %
327,400       TTM Technologies, Inc. * (b)                  $ 3,205,246
              Total Technology Hardware & Equipment         $19,527,082
              Semiconductors - 4.8 %
              Semiconductors - 4.8 %
841,100       Anadigics, Inc. *                             $ 5,122,299
121,300       Hittite Microwave Corp. *                       5,779,945
294,600       Microsemi Corp. *                               5,052,390
224,969       Netlogic Microsystems, Inc. * (b)               6,204,645
792,100       PMC - Sierra, Inc. *                            5,829,856
                                                            $27,989,135
              Total Semiconductors                          $27,989,135
              Utilities - 1.3 %
              Independent Power Producer & Energy Traders - 1.3 %
597,600       Calpine Corp. *                               $ 7,437,132
              Total Utilities                               $ 7,437,132

              TOTAL COMMON STOCKS
              (Cost  $484,279,565)                          $565,487,400
              EXCHANGE TRADED FUND - 1.4 %
              Diversified Financials - 1.4 %
              Multi-Sector Holding - 1.4 %
107,500       iShares Russell 2000 Growth (b)               $ 8,034,550
              TOTAL EXCHANGED TRADED FUND
              (Cost  $7,355,837)                            $ 8,034,550

Principal
Amount ($)    TEMPORARY CASH INVESTMENT - 21.2 %             Value
              Securities Lending Collateral  - 21.2 % (c )
              Certificates of Deposit:
3,561,415     Bank of Nova Scotia, 0.37%, 9/29/10           $ 3,561,415
2,492,990     BBVA Group NY, 0.56%, 7/26/11                   2,492,990
3,561,415     BNP Paribas Bank NY, 0.38%, 11/8/10             3,561,415
1,780,707     DNB Nor Bank ASA NY, 0.27%, 11/10/10            1,780,707
3,561,415     Nordea NY,  0.5%, 12/10/10                      3,561,415
3,561,415     RoboBank Netherland NV NY, 0.44%, 8/8/11        3,561,415
3,561,415     Royal Bank of Canada NY, 0.26%, 1/21/11         3,561,415
3,561,415     SocGen NY,  0.34%, 11/10/10                     3,561,415
1,780,707     Svenska NY,  0.275%, 11/12/10                   1,780,707
                                                            $27,422,894

              Commercial Paper:
2,136,849     American Honda Finance, 0.28%, 5/4/11         $ 2,136,849
1,432,608     American Honda Finance, 1.04%, 6/20/11          1,432,608
1,310,299     Australia & New Zealand Banking Group, 1.04%, 8 1,310,299
3,635,159     Caterpillar Financial Services Corp., 1.04%, 6/ 3,635,159
3,917,556     CBA, 0.31%, 1/3/11                              3,917,556
712,178       CHARFD, 0.38%, 10/15/10                           712,178
2,491,402     CHARFD, 0.31%, 12/14/10                         2,491,402
1,424,441     CLIPPR, 0.45%, 10/8/10                          1,424,441
2,135,835     CLIPPR, 0.28%, 12/1/10                          2,135,835
1,149,821     CLIPPR, 0.45%, 10/8/10                          1,149,821
1,992,072     FAIRPP, 0.3%, 11/9/10                           1,992,072
1,423,914     FASCO, 0.27%, 12/1/10                           1,423,914
3,561,896     Federal Home Loan Bank, 0.37%, 6/1/11           3,561,896
1,780,605     GE Corp., 0.55%, 1/26/11                        1,780,605
355,918       General Electric Capital Corp., 0.37%, 6/6/11     355,918
385,491       General Electric Capital Corp., 0.59%, 10/6/10    385,491
388,193       General Electric Capital Corp., 0.62%, 10/21/10   388,193
1,423,914     OLDLLC, 0.27%, 12/1/10                          1,423,914
1,950,961     OLDLLC, 0.27%, 12/2/10                          1,950,961
2,848,417     SANTANDER, 0.43%, 10/22/10                      2,848,417
712,200       SRCPP, 0.38%, 10/12/10                            712,200
1,779,826     SRCPP, 0.27%, 12/6/10                           1,779,826
1,068,392     STRAIT, 0.36%, 10/4/10                          1,068,392
2,671,295     STRAIT, 0.25%, 12/8/10                          2,671,295
1,780,501     TBLLC, 0.38%, 10/12/10                          1,780,501
1,779,879     TBLLC, 0.27%, 12/2/10                           1,779,879
3,561,415     Toyota Motor Credit Corp., 0.44%, 9/8/11        3,561,415
3,560,584     VARFUN, 0.35%, 10/25/10                         3,560,587
2,136,931     Wachovia, 0.39%, 3/22/11                        2,136,931
3,561,415     Westpac, 0.5%, 07/29/11                         3,561,415
1,424,470     WFC, 0.37%, 12/2/10                             1,424,470
                                                            $60,494,440

              Tri-party Repurchase Agreements:
2,593,850     Barclays Capital Markets,  0.2%, 10/1/10      $ 2,593,850
14,245,660    Deutsche Bank Securities, Inc., 0.25%, 10/1/10 14,245,660
3,561,415     HSBC Bank USA NA, 0.25% 10/1/10                 3,561,415
2,136,849     JPMorgan, Inc., 0.22%, 10/1/10                  2,136,849
3,561,415     RBS Securities, Inc., 0.25%, 10/1/10            3,561,415
                                                            $26,099,189
 Shares       Money Market Mutual Funds:
3,561,415     BlackRock Liquidity Temporary Cash Fund       $ 3,561,415
3,561,415     Dreyfus Preferred Money Market Fund             3,561,415
3,561,415     Fidelity Prime Money Market Fund                3,561,415
                                                            $10,684,245
              Total Securities Lending Collateral
              (Cost $ 124,700,768)                          $124,700,768

              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost  $124,700,768)                          $124,700,768
              TOTAL INVESTMENT IN SECURITIES - 119.0 %
              (Cost  $616,336,170) (a)                      $698,222,718
              OTHER ASSETS AND LIABILITIES - (19.0) %       $(111,665,828)
              TOTAL NET ASSETS - 100.0%                     $586,556,890

        (A.D.RAmerican Depositary Receipt.

            * Non-income producing security.

          (a) At September 30, 2010, the net unrealized loss on investments based on cost for federal income tax purposes of $622,499,760 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost     $105,909,843

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value      (30,186,885)

              Net unrealized loss                           $75,722,958

          (b) At September 30, 2010, the following securities were out on loan:

 Shares                          Security                      Value
590,500       Abiomed, Inc. *                               $      6,265,205
 3,500        Aegean Marine Petroleum Network, Inc.                     58,240
313,800       AGA Medical Holdings *                               4,380,648
 11,000       Alere, Inc. *                                           340,230
 74,300       Allegiant Travel Co.                                 3,144,376
 35,000       Ardea Biosciences, Inc. *                               805,000
104,000       ArthroCare Corp. *                                   2,826,720
239,200       BioMarin Pharmaceutical, Inc. *                      5,346,120
161,300       Blackboard, Inc. *                                   5,813,252
 91,800       Cardiome Pharma Corp. *                                 559,980
 19,700       Carrizo Oil & Gas, Inc *                                471,618
170,500       Chiquita Brands International, Inc. *                2,257,420
 79,600       Concur Technologies, Inc. *                          3,935,424
 8,400        Copart, Inc. *                                          276,948
160,700       CoStar Group, Inc. *                                 7,827,697
 71,600       Cubist Pharmaceuticals, Inc. *                       1,674,724
180,500       DemandTec, Inc. *                                    1,698,505
145,600       DexCom, Inc *                                        1,924,832
314,900       Exterran Holdings, Inc. *                            7,151,379
321,500       Finisar Corp. *                                      6,040,985
 2,700        Flir Systems, Inc. *                                      69,390
 98,500       Fortinet, Inc. *                                     2,462,500
158,900       Green Mountain Coffee Roasters, Inc. *               4,956,091
 3,900        Gymboree Corp. *                                        162,006
 51,100       Hexcel Corp. *                                          909,069
200,100       Insulet Corp *                                       2,829,414
 6,900        IPC The Hospitalist Co., Inc. *                         188,508
104,500       iShares Russell 2000 Growth (ETF)                    7,810,330
 64,600       Leapfrog Enterprises, Inc. *                            354,008
176,000       Lincare Holdings, Inc.                               8,352,846
111,000       LogMeIn, Inc. *                                      3,993,780
147,800       MedAssets, Inc. *                                    3,109,712
 2,700        Monro Muffler Brake, Inc.                               124,497
 3,300        MYR Group, Inc. *                                         54,087
 12,000       Netlogic Microsystems, Inc. *                           330,960
123,000       Nuance Communications, Inc. *                        1,923,720
 34,000       Polypore International, Inc. *                       1,025,440
124,700       Sapient Corp.                                        1,492,659
235,000       Solarwinds, Inc. *                                   4,056,100
 25,000       Thoratec Corp. *                                        924,500
326,900       Titan Machinery, Inc. *                              5,328,470
151,900       TTM Technologies, Inc. *                             1,487,101
 34,800       The Ultimate Software Group, Inc. *                  1,344,672
130,600       VistaPrint NV. *                                     5,047,690
475,300       Vitacost.com, Inc. *                                 2,856,553
              Total                                         $  123,993,406

          (c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.



          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund's assets:

                              Level 1    Level 2     Level 3     Total
Common Stocks              $565,487,400     $0          $0      $565,487,400
Temporary Cash Investments       0        114,016,523    0      114,016,523
Exhange Traded Funds          8,034,550      0           0        8,034,550
Money market mutual funds    10,684,245      0           0       10,684,245
Total                      $584,206,195  $114,016,523   $0      $698,222,718



	Pioneer Tax Free Money Market Fund
	Schedule of Investments  9/30/10 (unaudited)


Shares      FRN                                                        Value

                 MUNICIPAL BONDS - 95.8 %
                 Government - 3.4 %
1,485,000  0.27  Washington State Putters-Series, FRN, 7/1/13       $1,485,000
                 Municipal  Airport - 4.8 %
510,000    0.30  Metropolitan Washington Airport Auth., FRN, 10/1/39$ 510,000
1,590,000  0.31  Metropolitan Washington Airport Auth., FRN, 10/1/39 1,590,000
                                                                    $2,100,000
                 Municipal  Dev. - 6.8 %
1,570,000  0.27  Jackson County Mississippi, Floating Rate, 6/1/23  $1,570,000
275,000    0.22  Loudoun County Indl. Dev. Auth., FRN, 2/15/38        275,000
600,000    0.31  Mobile Indl. Dev., FRN, 4/1/15                       600,000
500,000    0.31  Port Arthur Texas Navigation Dist., FRN, 10/1/24     500,000
                                                                    $2,945,000
                 Municipal  Ed. - 2.8 %
800,000    0.50  Illinois Financial Auth. Rev., FRN, 9/1/41         $ 800,000
430,000    0.26  New Hampshire Health & Ed., FRN, 1/1/28              430,000
                                                                    $1,230,000
                 Municipal  General - 2.3 %
1,000,000  0.30  Colorado Ed.al & Cultural Facilities Auth., 0.4%, 2$1,000,000
                 Municipal  Higher Ed. - 24.0 %
1,355,000  0.31  Athens-Clarke County Georgia, FRN, 8/1/33          $1,355,000
200,000          Connecticut State Heath, 0.18%,  7/1/36              200,000
1,200,000  0.26  Dist. of Columbia Univ. Rev., FRN, 4/1/41           1,200,000
500,000    0.26  Dist. of Columbia Univ. Rev., FRN, 4/1/41            500,000
495,000    0.27  Kent County Delaware Student, FRN, 7/1/36            495,000
2,045,000  0.24  Maryland State Hlth. & Higher Ed. Facs. Auth. Rev., 2,045,000
1,000,000  0.22  Massachusetts State Hlth. & Ed., FRN, 11/1/49       1,000,000
760,000    0.29  Univ. of Minnesota, FRN, 12/1/36                     760,000
1,500,000  0.28  Virginia College Bldg. Auth., FRN, 2/1/26           1,500,000
615,000          Virginia College Bldg. Auth., FRN, 3/1/39            615,000
800,000    0.24  Wisconsin State Health & Ed. Facilities, FRN, 12/1/  800,000
                                                                    $10,470,000
                 Municipal  Medical - 32.9 %
920,000    0.27  Elmhurst Illinois, Floating Rate, 7/1/18           $ 920,000
1,500,000  0.28  Harris County TX Health, FRN, 12/01/41              1,500,000
500,000    0.28  Harris County TX Health, FRN, 12/01/41               500,000
335,000    0.27  Illinois Fin. Auth., FRN, 7/1/32                     335,000
1,300,000  0.22  Loudoun County Virginia Indl. Dev. Auth., FRN, 2/15 1,300,000
620,000    0.28  Loudoun County Virginia Indl. Dev. Auth., FRN, 2/15  620,000
400,000          Minneapolis & St Paul Housing & ReDev. Auth., 0.2%,  400,000
950,000          Minneapolis & St Paul Housing & ReDev. Auth., 0.2%,  950,000
1,300,000        Minneapolis & St Paul Housing & ReDev. Auth., 0.2%, 1,300,000
700,000    0.28  New Hampshire Health & Ed., FRN, 10/1/23             700,000
1,990,000  0.25  North Carolina Medical Care Comm., FRN, 6/1/15      1,990,000
700,000    0.28  Nueces County TX Health Facilities Dev. Corp., FRN,  700,000
500,000    0.25  Oregon State Facilities Auth. Rev., FRN, 8/1/2034    500,000
600,000    0.24  Univ. Hospitals & Clinics Auth., FRN, 4/1/29         600,000
2,080,000  0.30  Univ. of Michigan, FRN, 12/1/37                     2,080,000
                                                                    $14,395,000
                 Municipal  School District - 2.6 %
1,140,000  0.29  Chicago Board of Ed., FRN, 3/1/31                  $1,140,000
1,000,000        Town of Weston Massachusetts, 1.5%, 2/4/11          1,003,840
                                                                    $2,143,840
                 Municipal Utilities - 5.4 %
330,000    0.31  Gainesville Florida Utilities, FRN, 10/1/38        $ 330,000
2,022,000  0.32  Southeast Alabama Gas Dist., FRN, 8/1/27            2,022,000
                                                                    $2,352,000
                 Municipal Water - 8.5 %
2,000,000  0.25  Boston Mass. Water & Sewer Comm. Rev., FRN, 11/1/24$2,000,000
200,000    0.26  Columbia South Carolina Water & Sewer Rev., FRN, 2/  200,000
1,500,000  0.30  Texas Water Dev. Board, FRN, 7/15/19                1,500,000
                                                                    $3,700,000
                 TOTAL MUNICIPAL BONDS
                 (Cost  $41,820,840)                                $41,820,840

                 TEMPORARY CASH INVESTMENTS - 2.5 %
                 Commercial Paper - 2.5 %
260,000          Massachusetts Health & Ed., 0.25%, 12/3/10         $ 260,000
205,000          Univ. of Minnesota, 0.3%, 11/8/10                    205,000
100,000          Private Colleges & Universities, 0.28%, 11/1/10      100,000
540,000          Texas Public Fin. Auth., 0.29%, 12/6/10              540,000
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $1,105,000)                                  $1,105,000

                 TAX EXEMPT MONEY MARKET MUTUAL FUND - 0.0 %
                 BlackRock Liquidity Funds MuniFund Portfolio       $  10,000
                 TOTAL TAX EXEMPT MONEY MARKET MUTUAL FUND
                 (Cost  $10,000)                                    $  10,000
                 TOTAL INVESTMENT IN SECURITIES - 98.3 %
                 (Cost  $42,935,840) (a)                            $42,935,840
                 OTHER ASSETS AND LIABILITIES - 1.7 %               $ 751,760
                 TOTAL NET ASSETS - 100.0 %                         $43,687,600

            NR   Not Rated by either S&P or  Moody's

            FRN  Floating Rate Note

            (a)  At September 30, 2010, cost for federal income
                  tax purposes was $42,935,840.

            (b)  Debt obligation with a variable interest rate.
                 Rate shown is rate at period end.




          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund's assets:

                              Level 1    Level 2   Level 3    Total
Municipal bonds                  $0   $41,820,840    $0    $41,820,840
Tax Exempt Money Mkt Mutual Funds 10,000   0          0       10,000
Temporary Cash Investments        0     1,105,000     0     1,105,000
Total                        $10,000   $42,925,840    $0   $42,935,840


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust II

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 29, 2010

* Print the name and title of each signing officer under his or her signature.